Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
Under our Amended and Restated Equity Award Grant Policy, we generally grant equity awards on a regularly scheduled basis to enhance the effectiveness of our internal control over our equity award grant process and to alleviate several of the burdens related to accounting for such equity awards, as follows:
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Any grants of equity awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will generally be made regularly (either monthly or quarterly) and will be effective on the date such grant is approved by our board of directors, our compensation committee or its delegate(s) or such future date as is approved by our board of directors, our compensation committee or its delegate(s). In no event will the effective date of an equity award made in conjunction with the hiring of a new employee precede the date such grant is approved or the first date of employment.

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Any grants of equity awards to existing employees (other than in connection with a promotion) will generally be made on an annual or quarterly basis. Any such annual or quarterly grant will be effective on the date on which such grant is approved or such future date as is approved by our board of directors, our compensation committee or its delegate(s).

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All equity awards will be priced on the effective date of the award. The exercise price of all stock options will be equal to (or, if specified in the approval of the award, greater than) the closing market price on the NYSE of one share of our common stock on the effective date of grant, or, if no closing price is reported for such date, the closing price on the last day preceding such date for which a closing price is reported. If the grant of restricted stock, RSUs or PSUs is denominated in dollars, the number of shares of restricted stock, RSUs or PSUs that are granted will generally be calculated by dividing the dollar value of the approved award by the average closing market price on the NYSE of one share of our common stock over the trailing 30-day period ending five business days immediately prior to the effective date of grant, with such total number of shares to be granted per recipient rounded up to the nearest whole share.

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Our board of directors or our compensation committee may delegate to our Chief Executive Officer and/or any other executive officer, or a committee comprising at least two of our executive officers, all or part of the authority with respect to the granting of certain equity awards to employees (other than to such delegates), subject to certain limitations and requirements. Our board of directors and compensation committee have currently delegated authority to a subcommittee to allow any two of our Chief Financial Officer or Principal Financial Officer, Chief People Officer and Chief Legal Officer, to grant, without any further action required by the compensation committee, equity awards to all employees who are designated as senior directors or below and are not members of the subcommittee or executive officers. The purpose of this delegation of authority is to enhance the flexibility of equity award administration and to facilitate the timely grant of equity awards to non-management employees, particularly new employees, within specified limits approved from time to time by the compensation committee. As part of its oversight function, the compensation committee reviews the grants made by the subcommittee on a quarterly basis.

Our board of directors and compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant stock options to any of our named executive officers in 2025 and have never granted stock appreciation rights.

Award Timing Method
Under our Amended and Restated Equity Award Grant Policy, we generally grant equity awards on a regularly scheduled basis to enhance the effectiveness of our internal control over our equity award grant process and to alleviate several of the burdens related to accounting for such equity awards, as follows:
•
Any grants of equity awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will generally be made regularly (either monthly or quarterly) and will be effective on the date such grant is approved by our board of directors, our compensation committee or its delegate(s) or such future date as is approved by our board of directors, our compensation committee or its delegate(s). In no event will the effective date of an equity award made in conjunction with the hiring of a new employee precede the date such grant is approved or the first date of employment.

•
Any grants of equity awards to existing employees (other than in connection with a promotion) will generally be made on an annual or quarterly basis. Any such annual or quarterly grant will be effective on the date on which such grant is approved or such future date as is approved by our board of directors, our compensation committee or its delegate(s).

•
All equity awards will be priced on the effective date of the award. The exercise price of all stock options will be equal to (or, if specified in the approval of the award, greater than) the closing market price on the NYSE of one share of our common stock on the effective date of grant, or, if no closing price is reported for such date, the closing price on the last day preceding such date for which a closing price is reported. If the grant of restricted stock, RSUs or PSUs is denominated in dollars, the number of shares of restricted stock, RSUs or PSUs that are granted will generally be calculated by dividing the dollar value of the approved award by the average closing market price on the NYSE of one share of our common stock over the trailing 30-day period ending five business days immediately prior to the effective date of grant, with such total number of shares to be granted per recipient rounded up to the nearest whole share.

•
Our board of directors or our compensation committee may delegate to our Chief Executive Officer and/or any other executive officer, or a committee comprising at least two of our executive officers, all or part of the authority with respect to the granting of certain equity awards to employees (other than to such delegates), subject to certain limitations and requirements. Our board of directors and compensation committee have currently delegated authority to a subcommittee to allow any two of our Chief Financial Officer or Principal Financial Officer, Chief People Officer and Chief Legal Officer, to grant, without any further action required by the compensation committee, equity awards to all employees who are designated as senior directors or below and are not members of the subcommittee or executive officers. The purpose of this delegation of authority is to enhance the flexibility of equity award administration and to facilitate the timely grant of equity awards to non-management employees, particularly new employees, within specified limits approved from time to time by the compensation committee. As part of its oversight function, the compensation committee reviews the grants made by the subcommittee on a quarterly basis.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our board of directors and compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false